UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

LNR PROPERTY LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of filing): January 23, 2025

Commission File Number of securitizer: 025-00819

Central Index Key Number of securitizer: 0001548406

Heather N. Bennett, (305) 695-5121
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____

Central Index Key Number of issuing entity (if applicable): _____

Central Index Key Number of underwriter (if applicable): _____

(Exact name of issuing entity as specified in its charter)

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure[1]

No Activity to Report.

1 LNR Property LLC is filing this Form ABS-15G with respect to transactions for which it is a securitizer that are not covered by other filings made by affiliated securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 23, 2025
LNR PROPERTY LLC

	By:	/s/ Heather N. Bennett
Name: Heather N. Bennett
Title: Executive Vice President